Fixed assets (Schedule of Fixed Assets) (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	€ 340,897
Balance		365,756	$ 390,077	€ 340,897	[1]
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		365,301		274,520
Additions		45,356		87,982
Effect of changes in exchange rates		(5,544)		2,799
Balance		405,113		365,301
Gross carrying amount [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		251,027		223,626
Additions		15,036		27,401
Effect of changes in exchange rates		(1)		0
Balance		266,062		251,027
Gross carrying amount [member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		78,892		16,607
Additions		29,124		59,488	[2]
Effect of changes in exchange rates		(5,544)		2,797	[2]
Balance		102,472		78,892
Gross carrying amount [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		35,192		34,107
Additions		1,163		1,085
Effect of changes in exchange rates		0		0
Balance		36,355		35,192
Gross carrying amount [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		190		180
Additions		33		8
Effect of changes in exchange rates		1		2
Balance		224		190
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(24,404)		(10,425)
Depreciation for the year		14,954		13,977
Effect of changes in exchange rates		(1)		2
Balance		(39,357)		(24,404)
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(17,297)		(6,286)
Depreciation for the year		12,233		11,011
Effect of changes in exchange rates		0		0
Balance		(29,530)		(17,297)
Depreciation [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		0		0
Depreciation for the year		0		0
Effect of changes in exchange rates		0		0
Balance		0		0
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(6,952)		(4,002)
Depreciation for the year		2,700		2,950
Effect of changes in exchange rates		0		0
Balance		(9,652)		(6,952)
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(155)		(137)
Depreciation for the year		21		16
Effect of changes in exchange rates		(1)		2
Balance		(175)		(155)
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		340,897		264,095
Balance		365,756		340,897
Carrying Amounts [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		233,730		217,340
Balance		236,532		233,730
Carrying Amounts [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		78,892		16,607
Balance		102,472		78,892
Carrying Amounts [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		28,240		30,105
Balance		26,703		28,240
Carrying Amounts [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		35		43
Balance		€ 49		€ 35

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.
[2]	Restated following application of an amendment to IAS 16 - see Note 2C.